Net debt (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Net Debt

		2023 $m	2022 $m

Cash and cash equivalents		1,322	976

Loans and other borrowings	– current	(599)	(55)

	– non-current	(2,567)	(2,341)

Lease liabilities	– current	(30)	(26)

	– non-current	(396)	(401)

Principal amounts payable/receivable on maturity of derivative financial instruments (note 24)		(2)	(4)

Net debt		(2,272)	(1,851)

Summary of Movement in Net Debt

Movement in net debt	2023 $m	2022 $m

Net increase/(decrease) in cash and cash equivalents, net of overdrafts	339	(393)

Add back financing cash flows in respect of other components of net debt:

Principal element of lease payments	28	36

(Issue)/repayment of long-term bonds	(657)	209

	(629)	245

Increase in net debt arising from cash flows	(290)	(148)

Other movements:

Lease liabilities	(25)	(48)

Increase in accrued interest	(2)	(1)

Exchange and other adjustments	(104)	227

	(131)	178

(Increase)/decrease in net debt	(421)	30

Net debt at beginning of the year	(1,851)	(1,881)

Net debt at end of the year	(2,272)	(1,851)

Summary of Loans and Other Borrowings, Excluding Bank Overdrafts and Currency Swaps
Loans and other borrowings (excluding bank overdrafts), lease liabilities and currency swaps and forwards comprise the liabilities included in the financing activities section of the Group statement of cash flows and their movements are analysed as follows:

	At 1 January 2023 $m	Financing cash flows $m	Exchange adjustments $m	Other $m	a,b	At 31 December 2023 $m

Lease liabilities	427	(28)	2	25		426

€ 500m 1.625% bonds 2024	534	–	20	1		555

£300m 3.75% bonds 2025	365	–	22	–		387

£350m 2.125% bonds 2026	423	–	25	1		449

€ 500m 2.125% bonds 2027	539	–	20	–		559

£400m 3.375% bonds 2028	480	–	28	1		509

€ 600m 4.375% bonds 2029	–	657	8	(2)		663

	2,768	629	125	26		3,548

Currency swaps	4	–	–	16		20

Currency forwards	–	–	–	(15)		(15)

	2,772	629	125	27		3,553

	At 1 January 2022 $m	Financing cash flows $m	Exchange adjustments $m	Other $m	b	At 31 December 2022 $m

Lease liabilities	419	(36)	(4)	48		427

£173m 3.875% bonds 2022	233	(209)	(24)	–		–

€ 500m 1.625% bonds 2024	565	–	(32)	1		534

£300m 3.75% bonds 2025	408	–	(45)	2		365

£350m 2.125% bonds 2026	473	–	(50)	–		423

€ 500m 2.125% bonds 2027	570	–	(32)	1		539

£400m 3.375% bonds 2028	537	–	(57)	–		480

	3,205	(245)	(244)	52		2,768

Currency swaps	62	–	–	(58)		4

	3,267	(245)	(244)	(6)		2,772

a	The non-cash increase in lease liabilities principally arises from additions and other re-measurements.

b	The change in value of currency swaps represents fair value movements and, in 2023, additions.